Cover	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2021
Entity Registrant Name	GOLDEN GRAIN ENERGY, LLC
Entity Incorporation, State or Country Code	IA
Entity File Number	000-51177
Entity Tax Identification Number	02-0575361
Entity Address, Address Line One	1822 43rd St. SW
Entity Address, City or Town	Mason City
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50401
City Area Code	(641)
Local Phone Number	423-8525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Entity Registrant Name	GOLDEN GRAIN ENERGY, LLC
Entity Tax Identification Number	02-0575361
Entity File Number	000-51177
Entity Incorporation, State or Country Code	IA
Entity Address, Postal Zip Code	50401
Entity Address, State or Province	IA
Entity Address, City or Town	Mason City
Entity Address, Address Line One	1822 43rd St. SW
Local Phone Number	423-8525
City Area Code	(641)
Document Type	8-K
Document Period End Date	Sep. 23, 2021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001206942
Amendment Flag	false